Related Party Transactions - Summary of Amounts Included in Condensed Consolidated Statements of Operations Related to Fee for Service Arrangement (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Commission and other fees	$ 42	$ 54	$ 135	$ 142	$ 177	$ 154	$ 30
BRE Ace Holdings
Related Party Transaction [Line Items]
Commission and other fees	$ 43		$ 43